Income Tax (Restated)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Income Tax (Restated) [Abstract]
INCOME TAX (RESTATED)
Note 15 – INCOME TAX (RESTATED)

The following is the income tax expense reflected in the Statement of Operations for the six months ended December 31, 2013 and 2012:

INCOME TAX EXPENSE	FOR THE THREE MONTHS ENDED		FOR THE SIX MONTHS ENDED
	12/31/2013	12/31/2012	12/31/2013	12/31/2012
Income tax expense - current	$-	$-	$-	$-
Income tax expense - deferred	128,220	75,263	177,372	167,384
Total	$128,220	$75,263	$177,372	$167,384

The following are the components of income before income tax reflected in the Statement of Operations for the six months ended December 31, 2013 and 2012:

COMPONENTS OF INCOME BEFORE INCOME TAX	FOR THE THREE MONTHS ENDED		FOR THE SIX MONTHS ENDED
	12/31/2013	12/31/2012	12/31/2013	12/31/2012
(Loss) income from continuing operations	$(17,774)	$97,524	$(88,882)	$251,888
Net loss from discontinued operations	(104,678)	-	(297,530)	-
(Loss) income before Income tax	$(122,452)	$97,524	$(386,412)	$251,888

Loss from USA operations	$(489,315)	$-	$(807,091)	$-
Income from Australian operations	366,863	97,524	420,679	251,888
(Loss) income before Income tax	$(122,452)	$97,524	$(386,412)	$251,888
Income tax	128,220	75,263	177,372	167,384
Effective tax rate	(104)%	77%	(46)%	66%

The Company did not have a United States tax paying entity during the six months ended December 31, 2012.

The following is a reconciliation of the provision for income taxes at the US federal income tax rate to the income taxes reflected in the Statement of Operations for the six months ended December 31, 2013 and 2012:

INCOME TAX RATE RECONCILIATION	FOR THE THREE MONTHS ENDED		FOR THE SIX MONTHS ENDED
	12/31/2013	12/31/2012	12/31/2013	12/31/2012
US statutory rates	34%	34%	34%	34%
Tax rate difference	(4)%	(4)%	(4)%	(4)%
Research and development	(14)%	47%	(13)%	36%
USA losses	(120)%	-%	(63)%	-%
Tax expenses at actual rate	(104)%	77%	(46)%	66%

The following are the components of deferred tax reflected in the Statement of Operations for the six months ended December 31, 2013 and 2012:

COMPONENTS OF DEFERRED TAX EXPENSE	FOR THE THREE MONTHS ENDED		FOR THE SIX MONTHS ENDED
	12/31/2013	12/31/2012	12/31/2013	12/31/2012
Tax losses carried forward	$140,643	$76,687	$217,176	$133,141
Doubtful debts reserve	(8,751)	8,158	(36,133)	41,107
Accruals	(3,672)	(9,582)	(3,671)	(6,864)
	128,220	75,263	177,372	167,384

The following are the components of deferred tax reflected in the Balance Sheet as of December 31, 2013 and June 30, 2013:

COMPONENTS OF DEFERRED TAX ASSET	12/31/2013	6/30/2013
Tax losses carried forward	$1,349,971	$1,592,888
Doubtful debts reserve	250,046	219,442
Accruals	39,694	36,890
	1,639,711	1,849,221
Deferred tax assets - current	$268,440	$718,767
Deferred tax assets - non current	1,371,271	1,130,454
	1,639,711	1,849,221

Deferred income taxes arise from temporary differences between the tax and financial statement recognition of revenue and expense. In evaluating the ability to recover the deferred tax assets within the jurisdiction from which they arise, the Company considered all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and recent financial operations. In projecting future taxable income, the Company began with historical results adjusted for changes in accounting policies and incorporates assumptions including the amount of future pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimate the Company are using to manage the underlying businesses. In evaluating the objective evidence that historical results provide, the Company consider three years of cumulative operating income (loss).

As of December 31, 2013, Moneytech had approximately $4,499,904 in net operating loss (“NOL”) carry forward available to offset future taxable income in Australia.  The NOLs can be carried forward without expiration in Australia.  Management believes that all NOLs will be utilized in the near future and therefore no allowance was made.

As of December 31, 2013, Source had NOL’s of approximately $13 million dollars to offset future taxable income in the US.  Federal NOLs can generally be carried forward 20 years.  However, under Internal Revenue Code section 382 due to the change in ownership there are certain limitations placed on the NOL carryover and Source may only use approximately $161,500 per year of the available NOL.  The deferred tax assets of the US entities at December 31, 2013 were fully reserved.  Management believes it is more likely than not that these assets will not be realized in the near future.

Note 12 – INCOME TAX (RESTATED)

The following is the income tax expense reflected in the Statement of Operations for the years ended June 30, 2013 and 2012:

INCOME TAX EXPENSE	June 30
	2013	2012
Income tax expense - current	$-	$-
Income tax expense - deferred	305,246	179,647
Total	$305,246	$179,647

The following are the components of income before income tax reflected in the Statement of Operations for the years ended June 30, 2013 and 2012:

COMPONENTS OF INCOME BEFORE INCOME TAX	June 30
	2013	2012
Income (loss) from USA operations	$-	$-
Income from Australian operations	567,998	257,587
(Loss) income before Income tax	$567,998	$257,587
Income tax	$305,246	$179,647
Effective tax rate	54%	70%

The following is a reconciliation of the provision for income taxes at the US federal income tax rate to the income taxes reflected in the Statement of Operations for the years ended June 30, 2013 and 2012:

INCOME TAX RATE RECONCILIATION	June 30
	2013	2012
US statutory rates	34%	34%
Tax rate difference	(4)%	(4)%
Research and development	24%	40%
Tax expenses at actual rate	54%	70%

The following are the components of deferred tax reflected in the Balance Sheet and Statement of Operations for the years ended June 30, 2013 and 2012:

COMPONENTS OF DEFERRED TAX EXPENSE	June 30
	2013	2012
Tax losses carried forward	$348,179	$242,351
Doubtful debts reserve	(18,827)	(51,403)
Accruals	(24,106)	(11,301)
	305,246	179,647

COMPONENTS OF DEFERRED TAX ASSET	June 30
	2013	2012
Tax losses carried forward	$1,592,888	$2,116,283
Doubtful debts reserve	219,442	225,469
Accruals	36,891	17,187
	1,849,221	2,358,939

Deferred tax assets - current	$718,767	$317,850
Deferred tax assets - non current	1,130,454	2,041,089
	1,849,221	2,358,939

Deferred income taxes arise from temporary differences between the tax and financial statement recognition of revenue and expense. In evaluating the ability to recover the deferred tax assets within the jurisdiction from which they arise, the Company considered all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and recent financial operations. In projecting future taxable income, the Company began with historical results adjusted for changes in accounting policies and incorporates assumptions including the amount of future pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimate the Company are using to manage the underlying businesses. In evaluating the objective evidence that historical results provide, the Company consider three years of cumulative operating income (loss).

As of June 30, 2013, Moneytech had approximately $5,309,627 in net operating loss (“NOL”) carry forward available to offset future taxable income in Australia.  The NOLs can be carried forward without expiration in Australia.  Management believes that all NOLs will be utilized in the near future and therefore no allowance was made.

As of June 30, 2013, Source had NOL’s of approximately $13 million dollars to offset future taxable income in the US.  Federal NOLs can generally be carried forward 20 years.  However, under Internal Revenue Code section 382 due to the change in ownership there are certain limitations placed on the NOL carryover and Source may only use approximately $161,500 per year of the available NOL.  The deferred tax assets of the US entities at December 31, 2013 were fully reserved.  Management believes it is more likely than not that these assets will not be realized in the near future.